SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts from S$ into US$ has been made at the following exchange rates for the six months ended June 30, 2025 and 2024:

		June 30, 2025		June 30, 2024

Year-end S$:US$ exchange rate	S$	1.2734	S$	1.3574

SCHEDULE OF PROPERTY AND EQUIPMENT, NET EXPECTED USEFUL LIFE

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Computer and software	3 years
Furniture and fittings	5 years
Leasehold property	Remaining balance years
Machinery and equipment	1 – 10 years
Motor vehicles	10 years
Office equipment	3 – 5 years
Renovation	3 years